Other investments (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Other Investments

	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2019 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2018 £m
At 1 January	1,250	72	1,322	869	49	918
Additions	274	3	277	363	9	372
Net fair value movements through Other comprehensive income	314	—	314	166	—	166
Net fair value movements through profit or loss	—	(14)	(14)	—	20	20
Disposals and settlements	(57)	(5)	(62)	(89)	(6)	(95)
Transfers to Assets held for sale	—	—	—	(59)	—	(59)

At 31 December	1,781	56	1,837	1,250	72	1,322